Condensed Financial Information of the Parent Company Only - Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income
Interest and dividends received from subsidiaries	$ 15,946	$ 15,925	$ 16,184	$ 15,915	$ 15,196	$ 14,751	$ 14,288	$ 13,544	$ 63,970	$ 57,779	$ 50,935
Expenses
Interest on subordinated notes									2,376	2,229	1,751
Other									3,945	4,334	4,487
Income tax benefit	(941)	(954)	(837)	(1,091)	(586)	(446)	(225)	(411)	(3,823)	(1,668)	(7,902)
Net income	$ 4,068	$ 3,860	$ 3,520	$ 4,666	$ 2,619	$ 3,098	$ 2,907	$ 2,090	16,114	10,714	3,414
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Income
Interest and dividends received from subsidiaries									8,071	5,067	2,653
Other									0	428	0
Total income									8,071	5,495	2,653
Expenses
Interest on subordinated notes									2,376	2,229	1,751
Other									2,461	3,461	2,358
Total expenses									4,837	5,690	4,109
Income before income tax benefit and equity in undistributed income of subsidiaries									3,234	(195)	(1,456)
Income tax benefit									1,001	1,397	191
Equity in undistributed income of subsidiaries									11,879	9,512	4,679
Net income									$ 16,114	$ 10,714	$ 3,414